PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PLANT EQUIPMENT AND MINING PROPERTIES (Details)
Assets under construction	$ 6,348	$ 5,327
Minnning equipment under loans	$ 1,306	1,087
Property plant equipment, net carrying amount		$ 442